Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Notes
Summary of Significant Accounting Policies

Note 2:  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and in some cases the difference could be material.  Investment valuations, embedded derivatives, deferred tax asset valuation reserves, and claim and policyholder benefit reserves are most affected by the use of estimates and assumptions.

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. Prior to 2013 when the Company began selling single premium deferred annuity contracts, the Company was managed as one reportable business segment, life and health.

Investments

Debt securities: Investments in debt securities are classified as available for sale and are carried at fair value.  A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components.  The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive loss.  If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

Unrealized gains and losses on investments in debt securities, net of deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of stockholder’s equity.

Policy loans:  Policy loans are reported at their unpaid principal balance.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.  Policy loans that were allocated to CMFG Life as payment for the 2012 reinsurance agreement are $1,975 and $2,091 at December 31, 2014 and 2013, respectively.

Net investment income:  Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income.  Prepayment assumptions for loan backed bonds and structured securities are based on industry averages or internal estimates.  Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method.  Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses:  Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

Derivative Financial Instruments

The Company issues single premium deferred annuity contracts that contain embedded derivatives.  Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument.  Such embedded derivatives are recorded at fair value, and they are reported as part of assets on deposit and policyholder account balances in the balance sheets, with the change in the value being recorded in net realized investment gains.  See Note 3, Investments-Embedded Derivatives for additional information.

Changes in the fair value of the embedded derivative in assets on deposit offset changes in the fair value of the embedded derivative in policyholder account balances; both of these changes are included in net realized investment gains. Accretion of the interest on assets on deposit offsets accretion of the interest on the host contract; both of these amounts are included in interest credited on policyholder account balances.

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less.  The Company recognizes a liability in accounts payable and other liabilities for the amount of checks issued in excess of its current cash balance. The change in this overdraft amount is recognized as a financing activity in the Company’s statement of cash flows.

Recognition of Insurance Revenue and Related Benefits

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Amounts collected on policies not subject to significant mortality or longevity risk, such as the Company’s single premium deferred annuity contracts, are considered investment contracts and are recorded as increases in policyholder account balances.  Revenues from investment contracts principally consist of net investment income and contract charges such as expense and surrender charges.  Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.  Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues and expenses are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Other Income

Other income in 2013 is a settlement received on investments that had previously been sold.

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated.  Due to the age of the existing block of policies all DAC has been fully amortized as of December 31, 2014 and 2013 and there was no amortization expense in 2014, 2013 or 2012.  Acquisition costs on the Company’s single premium deferred annuity contracts are reimbursed through a ceding commission by CMFG Life, which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7, Reinsurance for additional information on this agreement.

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported but not yet paid and unreported incurred claims.  Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in the liability for future benefits.  The Company recognized $742 of additional reserves due to a loss recognition event in 2012.  There was no premium deficiency in 2014 or 2013.

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  The average credited rate was 4.5% in 2014, 2013 and 2012.  The future minimum guaranteed interest rate during the life of the contracts is 4.5%.

The single premium deferred annuities, which are included in policyholder account balances, have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0%, and the yearly Growth Account floor is -10%.  The Secure and Growth Accounts both have credited interest rate caps that vary with issuance. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index during that contract year. The growth account is based on the S&P 500 Index.  At the end of the initial index term only the Secure Account will be available as an option to the policyholder.  The average annualized credited rate was 1.10% and .72% in 2014 and 2013, respectively.

Accounts Payable and Other Liabilities

The Company issues annuity contracts on the 10th and 25th of each month.   The Company recognizes a liability on contracts for which it has received cash, but has not issued a policy.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts.  Premiums and insurance claims and benefits in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded to other companies under such reinsurance contracts.  Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables along with certain ceded policyholder account balances, which include mortality risk.  A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.

Assets on Deposit

Assets on deposit represent the amount of policyholder account balances related to the single premium deferred annuity contracts (investment-type contracts) that are ceded to CMFG Life.  These investment-type contracts are accounted for on a basis consistent with the accounting for the underlying contracts.  Since the related product is an investment-type contract, the Company accounts for the reinsurance of these contracts using the deposit method of accounting consistent with the terms of the ceding agreement.  The related contract charges and interest credited to policyholder account balances in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded under the agreement. See Note 7 for a further discussion of the ceding agreement.

Income Taxes

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.  Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities.  The Company records current tax benefits and deferred tax assets utilizing a benefits-for-loss approach.  Under this approach, current benefits are realized and deferred tax assets are considered realizable by the Company when realized or realizable by the consolidated group of which the Company is a member even if the benefits would not be realized on a stand-alone basis.  The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized by the consolidated group.  Deferred income tax assets can be realized through future earnings, including, but not limited to, the generation of future income, reversal of existing temporary differences and available tax planning strategies.

The Company is subject to tax-related audits.  These audits may result in additional tax assets or liabilities.  In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the financial statements within net deferred tax assets or liabilities or federal income taxes recoverable or payable.

Accounting Standards Updates Pending Adoption

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard, Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”).  This ASU must be applied retrospectively beginning in 2017 and early adoption is not permitted.  The new guidance will supersede nearly all existing revenue recognition guidance by establishing a five step, principles-based process; however, it will not impact the accounting for insurance contracts, leases, financial instruments, and guarantees.  For those contracts that are impacted by the new guidance, ASU 2014-09 will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.  The Company is currently evaluating the impact of ASU 2014-09 on its financial statements.

In November 2014, the FASB issued ASU No. 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (“ASU 2014-16”), effective in 2016.  This ASU does not change the current criteria in GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required.  Entities will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria.  The amendments clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share.  Specifically, the amendments clarify that an entity should consider all relevant terms and features—including the embedded derivative feature being evaluated for bifurcation—in evaluating the nature of the host contract.  Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract.  Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument.  The Company is currently evaluating the impact of ASU 2014-16 but does not expect it to have a material impact on its financial statements.  ASU 2014-16 must be applied to existing hybrid financial instruments as of the beginning of a reporting period on a modified retrospective basis; full retrospective application is permitted.